JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 41.1%
Fixed Income — 26.8%
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	67	530
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	68	530
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	39	352
JPMorgan High Yield Fund Class R6 Shares (a)	128	935
JPMorgan Income Fund Class R6 Shares (a)	73	696
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	190	2,083
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	233	2,290

Total Fixed Income		7,416

U.S. Equity — 14.3%
JPMorgan Equity Index Fund Class R6 Shares (a)	61	3,976

TOTAL INVESTMENT COMPANIES (Cost $10,195)		11,392

EXCHANGE-TRADED FUNDS — 29.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6	530

Fixed Income — 11.0%
JPMorgan High Yield Research Enhanced ETF (a)	23	1,213
JPMorgan U.S. Aggregate Bond ETF (a)	34	1,823

Total Fixed Income		3,036

International Equity — 12.8%
iShares Core MSCI Emerging Markets ETF	14	868
JPMorgan BetaBuilders International Equity ETF (a)	46	2,700

Total International Equity		3,568

U.S. Equity — 3.3%
iShares Russell 2000 ETF	2	353
iShares Russell Mid-Cap ETF	7	556

Total U.S. Equity		909

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,964)		8,043

	Principal Amount ($000)
CORPORATE BONDS — 8.2%
Aerospace & Defense — 0.3%
Boeing Co. (The)
1.17%, 2/4/2023	5	5
1.43%, 2/4/2024	5	5
2.70%, 2/1/2027	29	30
3.45%, 11/1/2028	2	2
Leidos, Inc. 2.30%, 2/15/2031	15	15
Northrop Grumman Corp. 3.85%, 4/15/2045	7	8
Raytheon Technologies Corp. 2.25%, 7/1/2030	9	9

		74

Automobiles — 0.3%
General Motors Co. 6.80%, 10/1/2027	13	16
Hyundai Capital America
1.15%, 11/10/2022 (b)	15	16
2.65%, 2/10/2025 (b)	4	4
1.30%, 1/8/2026 (b)	5	5
2.38%, 10/15/2027 (b)	13	13
1.80%, 1/10/2028 (b)	5	5
Nissan Motor Acceptance Co. LLC 2.80%, 1/13/2022 (b)	20	20

		79

Banks — 0.8%
Bank of America Corp.
4.00%, 1/22/2025	33	37
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	16	18
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	15	14
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	16	17
Citigroup, Inc.
3.88%, 3/26/2025	29	32
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5	5
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	7	8
HSBC Holdings plc (United Kingdom) 6.10%, 1/14/2042	10	14
KeyCorp 2.25%, 4/6/2027	15	15
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.74%, 3/7/2029	17	19
Wells Fargo & Co.
4.10%, 6/3/2026	14	16
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	7	7

		202

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 7/15/2042	25	27
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	10	11

		38

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	2	2
3.20%, 11/21/2029	5	5
4.05%, 11/21/2039	29	34
Amgen, Inc. 3.15%, 2/21/2040	7	7
Gilead Sciences, Inc. 2.60%, 10/1/2040	15	14
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	6	6

		68

Building Products — 0.0% (d)
Masco Corp. 2.00%, 10/1/2030	6	6

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	12	12
4.25%, 10/21/2025	47	51
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	5	5
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	5	6
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	10	10
Morgan Stanley
3.95%, 4/23/2027	16	18
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	18	22

		124

Chemicals — 0.1%
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (b)	16	17
LYB International Finance III LLC 1.25%, 10/1/2025	15	15

		32

Construction & Engineering — 0.0% (d)
Quanta Services, Inc. 2.35%, 1/15/2032	5	5

Construction Materials — 0.0% (d)
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	6	6

Consumer Finance — 0.3%
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (b)	2	2
2.88%, 2/15/2025 (b)	5	5
5.50%, 1/15/2026 (b)	21	25
2.13%, 2/21/2026 (b)	5	5
4.25%, 4/15/2026 (b)	5	5
2.53%, 11/18/2027 (b)	4	4
Capital One Financial Corp. 3.80%, 1/31/2028	10	11
General Motors Financial Co., Inc.
1.25%, 1/8/2026	6	6
4.35%, 1/17/2027	2	2
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023 (b)	5	5

		70

Containers & Packaging — 0.0% (d)
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	6	6

Diversified Financial Services — 0.0% (d)
Shell International Finance BV (Netherlands) 2.38%, 11/7/2029	9	9

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.75%, 6/1/2031	19	20
3.50%, 6/1/2041	9	9
3.55%, 9/15/2055	5	5
Verizon Communications, Inc.
3.15%, 3/22/2030	16	16
2.65%, 11/20/2040	6	6
3.85%, 11/1/2042	10	11

		67

Electric Utilities — 0.6%
Duke Energy Corp. 3.40%, 6/15/2029	17	18
Edison International 5.75%, 6/15/2027	4	5
Emera US Finance LP (Canada) 4.75%, 6/15/2046	18	21
Evergy, Inc. 2.90%, 9/15/2029	16	17
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	7	8
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	6	6
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	5	5
2.45%, 12/2/2027 (b)	33	33
OGE Energy Corp. 0.70%, 5/26/2023	5	5
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	5	5
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	7	7
3.75%, 8/15/2042 (e)	5	5
4.30%, 3/15/2045	1	1
PacifiCorp 4.15%, 2/15/2050	19	22
Southern California Edison Co. Series 20C, 1.20%, 2/1/2026	12	12

		170

Electrical Equipment — 0.0% (d)
Eaton Corp. 4.15%, 11/2/2042	7	8

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	7	8
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (b)	7	7

		15

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entertainment — 0.0% (d)
Walt Disney Co. (The) 3.50%, 5/13/2040	10	11

Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	7	8
American Tower Corp.
1.50%, 1/31/2028	5	5
1.88%, 10/15/2030	26	24
3.10%, 6/15/2050	10	9
2.95%, 1/15/2051	5	5
Brixmor Operating Partnership LP
2.25%, 4/1/2028	10	10
2.50%, 8/16/2031	5	5
Corporate Office Properties LP 2.75%, 4/15/2031	5	5
Crown Castle International Corp. 3.10%, 11/15/2029	7	7
CubeSmart LP 2.00%, 2/15/2031	9	9
Equinix, Inc. 2.90%, 11/18/2026	9	10
Healthcare Trust of America Holdings LP 2.00%, 3/15/2031	6	6
Healthpeak Properties, Inc. 2.88%, 1/15/2031	6	6
Life Storage LP 2.40%, 10/15/2031	5	5
Mid-America Apartments LP 3.60%, 6/1/2027	2	2
Office Properties Income Trust 2.40%, 2/1/2027	5	5
Sabra Health Care LP 3.20%, 12/1/2031	5	5
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	15	16
UDR, Inc. 2.10%, 8/1/2032	6	6
WP Carey, Inc. 2.40%, 2/1/2031	15	15

		163

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	15	14
0.95%, 2/10/2026 (b)	2	2
1.30%, 2/10/2028 (b)	2	2
2.50%, 2/10/2041 (b)	3	3
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	6	7
3.44%, 5/13/2041 (b)	5	5
3.63%, 5/13/2051 (b)	5	5
Sysco Corp. 2.40%, 2/15/2030	13	13

		51

Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	5	5
Conagra Brands, Inc. 1.38%, 11/1/2027	15	15
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	13	13
Tyson Foods, Inc. 3.55%, 6/2/2027	10	11

		44

Gas Utilities — 0.1%
Atmos Energy Corp.
0.63%, 3/9/2023	5	5
1.50%, 1/15/2031	10	9
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	15	15

		29

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 4.67%, 6/6/2047	19	23
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	7	8

		31

Health Care Providers & Services — 0.3%
Anthem, Inc. 2.25%, 5/15/2030	6	6
CVS Health Corp.
4.88%, 7/20/2035	5	6
2.70%, 8/21/2040	9	9
HCA, Inc.
5.25%, 6/15/2026	17	19
3.50%, 7/15/2051	5	5
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	5	6
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	5	5
Universal Health Services, Inc. 2.65%, 1/15/2032 (b)	5	5
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	20	20

		81

Household Durables — 0.0% (d)
Lennar Corp.
4.50%, 4/30/2024	2	2
5.00%, 6/15/2027	9	11

		13

Independent Power and Renewable Electricity Producers — 0.3%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	8	8
Exelon Generation Co. LLC 3.25%, 6/1/2025	32	34
Southern Power Co. 5.15%, 9/15/2041	29	36

		78

Industrial Conglomerates — 0.1%
General Electric Co. 3.45%, 5/1/2027	18	19
Roper Technologies, Inc. 1.75%, 2/15/2031	6	6

		25

Insurance — 0.3%
American International Group, Inc. 4.38%, 6/30/2050	8	10

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Athene Global Funding
0.95%, 1/8/2024 (b)	10	11
2.75%, 6/25/2024 (b)	6	6
1.45%, 1/8/2026 (b)	10	10
Brown & Brown, Inc. 2.38%, 3/15/2031	6	6
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	7	7
F&G Global Funding 1.75%, 6/30/2026 (b)	5	5
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	7	8
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	5	5
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (b)	6	6

		74

IT Services — 0.0% (d)
CGI, Inc. (Canada) 2.30%, 9/14/2031 (b)	6	6
International Business Machines Corp. 4.00%, 6/20/2042	3	3

		9

Leisure Products — 0.0% (d)
Hasbro, Inc. 3.90%, 11/19/2029	5	6

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	5	5

Machinery — 0.0% (d)
Otis Worldwide Corp. 3.11%, 2/15/2040	7	7

Media — 0.4%
Charter Communications Operating LLC
2.80%, 4/1/2031	19	19
3.50%, 6/1/2041	5	5
Comcast Corp.
1.50%, 2/15/2031	8	8
3.25%, 11/1/2039	16	16
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	15	14
Discovery Communications LLC 3.63%, 5/15/2030	10	11
ViacomCBS, Inc.
4.38%, 3/15/2043	10	11
5.85%, 9/1/2043	25	35

		119

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	8	8
Steel Dynamics, Inc. 1.65%, 10/15/2027	6	6
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	4	4

		18

Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 4/3/2050	7	8
Kohl’s Corp. 3.38%, 5/1/2031	6	6
Nordstrom, Inc. 4.25%, 8/1/2031	9	9

		23

Multi-Utilities — 0.1%
WEC Energy Group, Inc. 1.38%, 10/15/2027	15	15

Oil, Gas & Consumable Fuels — 0.8%
BP Capital Markets America, Inc. 2.77%, 11/10/2050	15	14
Chevron USA, Inc. 3.25%, 10/15/2029	5	5
Cimarex Energy Co. 3.90%, 5/15/2027	5	5
ConocoPhillips 3.75%, 10/1/2027 (b)	7	8
Diamondback Energy, Inc. 3.25%, 12/1/2026	8	9
Enable Midstream Partners LP
4.40%, 3/15/2027	10	12
5.00%, 5/15/2044 (e)	5	5
Energy Transfer LP 3.90%, 7/15/2026	9	10
Enterprise Products Operating LLC 4.45%, 2/15/2043	7	8
Exxon Mobil Corp. 3.00%, 8/16/2039	9	9
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	5	5
4.32%, 12/30/2039 (b)	5	5
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	15	16
3.45%, 10/15/2027 (b)	5	5
HollyFrontier Corp. 2.63%, 10/1/2023	6	6
MPLX LP 2.65%, 8/15/2030	15	15
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	5	5
ONEOK, Inc. 2.20%, 9/15/2025	2	2
Pioneer Natural Resources Co. 1.90%, 8/15/2030	6	6
Plains All American Pipeline LP 4.65%, 10/15/2025	9	10
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	7	8
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (b)	15	16
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	6	6
TransCanada PipeLines Ltd. (Canada) 4.10%, 4/15/2030	7	8

		198

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	2	2
Royalty Pharma plc 3.30%, 9/2/2040	15	15
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	17	19
Viatris, Inc. 3.85%, 6/22/2040 (b)	16	17

		53

Professional Services — 0.0% (d)
IHS Markit Ltd. 4.25%, 5/1/2029	10	11

Road & Rail — 0.1%
Kansas City Southern 4.70%, 5/1/2048	3	4
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	15	15

		19

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	4	4
Broadcom, Inc.
1.95%, 2/15/2028 (b)	8	8
4.15%, 11/15/2030	21	23
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	5	5
0.98%, 9/1/2024 (b)	5	5
NXP BV (China)
2.50%, 5/11/2031 (b)	5	5
3.25%, 5/11/2041 (b)	5	5
Xilinx, Inc. 2.38%, 6/1/2030	5	5

		60

Software — 0.1%
Citrix Systems, Inc. 1.25%, 3/1/2026	5	5
Oracle Corp. 3.80%, 11/15/2037	17	18
VMware, Inc.
1.40%, 8/15/2026	6	6
4.70%, 5/15/2030	10	12

		41

Specialty Retail — 0.1%
AutoZone, Inc. 3.63%, 4/15/2025	9	10
Lowe’s Cos., Inc.
1.70%, 9/15/2028	5	5
3.70%, 4/15/2046	7	7
O’Reilly Automotive, Inc. 3.90%, 6/1/2029	7	8

		30

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 6.20%, 7/15/2030	15	19

Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	10	10
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	12	11
3.73%, 9/25/2040	4	4

		25

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	5	5
2.88%, 1/15/2026	5	5
1.88%, 8/17/2026	10	10

		20

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	7	7
T-Mobile USA, Inc.
2.55%, 2/15/2031	15	15
3.00%, 2/15/2041	9	9

		31

TOTAL CORPORATE BONDS (Cost $2,326)		2,288

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Bonds
1.13%, 5/15/2040	42	36
1.13%, 8/15/2040	42	36
1.38%, 11/15/2040	15	13
2.25%, 5/15/2041	8	8
2.25%, 8/15/2046	15	15
1.38%, 8/15/2050	182	155
1.63%, 11/15/2050	64	58
U.S. Treasury Notes
1.38%, 1/31/2022 (f)	268	269
0.13%, 9/15/2023	182	181
1.75%, 7/31/2024	355	367
0.25%, 8/31/2025	228	223
0.38%, 11/30/2025	311	305
0.50%, 8/31/2027	102	98
0.63%, 11/30/2027	125	121
1.25%, 3/31/2028	61	61
1.00%, 7/31/2028	20	20
0.63%, 8/15/2030	2	2
0.88%, 11/15/2030	5	5
1.13%, 2/15/2031	15	15
1.63%, 5/15/2031	10	10
U.S. Treasury STRIPS Bonds
1.01%, 8/15/2026 (g)	35	33
1.14%, 5/15/2027 (g)	35	33
2.30%, 5/15/2041 (g)	50	33

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,123)		2,097

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

MORTGAGE-BACKED SECURITIES — 5.7%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	8	8
Pool # QB4026, 2.50%, 10/1/2050	18	20
Pool # QB4045, 2.50%, 10/1/2050	14	14
Pool # QB4484, 2.50%, 10/1/2050	7	7
Pool # QB4542, 2.50%, 10/1/2050	6	6
Pool # RA4224, 3.00%, 11/1/2050	5	5
Pool # QB8503, 2.50%, 2/1/2051	15	16
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	14	16
Pool # FM3118, 3.00%, 5/1/2050	7	8
Pool # BQ2894, 3.00%, 9/1/2050	9	9
Pool # BQ3996, 2.50%, 10/1/2050	8	8
Pool # BQ5243, 3.50%, 10/1/2050	5	5
Pool # CA7398, 3.50%, 10/1/2050	11	12
Pool # CA8637, 4.00%, 1/1/2051	32	36
FNMA, Other
Pool # AN2009, 2.70%, 7/1/2026	19	21
Pool # AM3010, 5.07%, 3/1/2028	9	10
Pool # BL8639, 1.09%, 4/1/2028	5	5
Pool # AM5319, 4.34%, 1/1/2029	9	10
Pool # BL5457, 2.57%, 7/1/2029	5	5
Pool # BS0448, 1.27%, 12/1/2029	20	19
Pool # BL9748, 1.60%, 12/1/2029	5	5
Pool # AN7593, 2.99%, 12/1/2029	5	5
Pool # AN8285, 3.11%, 3/1/2030	5	6
Pool # AM8544, 3.08%, 4/1/2030	5	5
Pool # BL9045, 1.58%, 7/1/2030	10	10
Pool # BL9251, 1.45%, 10/1/2030	15	15
Pool # BL9891, 1.37%, 12/1/2030	10	10
Pool # AN6149, 3.14%, 7/1/2032	15	17
Pool # BM3226, 3.44%, 10/1/2032 (h)	29	32
Pool # AN7923, 3.33%, 1/1/2033	10	11
Pool # AN9067, 3.51%, 5/1/2033	5	6
Pool # BL1012, 4.03%, 12/1/2033	5	6
Pool # BL0900, 4.08%, 2/1/2034	5	6
Pool # AN4430, 3.61%, 1/1/2037	4	5
Pool # BF0230, 5.50%, 1/1/2058	22	27
Pool # BF0497, 3.00%, 7/1/2060	13	14
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 10/25/2036 (i)	15	15
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (i)	63	65
TBA, 2.50%, 12/25/2051 (i)	157	161
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	9	10
Pool # BR3929, 3.50%, 10/20/2050	9	10
Pool # BW1726, 3.50%, 10/20/2050	17	18
Pool # BS8546, 2.50%, 12/20/2050	29	30
Pool # BR3928, 3.00%, 12/20/2050	15	16
Pool # BU7538, 3.00%, 12/20/2050	10	11
Pool # 785294, 3.50%, 1/20/2051	29	32
Pool # CA8452, 3.00%, 2/20/2051	34	37
Pool # CB1543, 3.00%, 2/20/2051	25	26
Pool # CA3588, 3.50%, 2/20/2051	23	25
Pool # CB1536, 3.50%, 2/20/2051	30	32
Pool # CB1542, 3.00%, 3/20/2051	20	21
Pool # CB4433, 3.00%, 3/20/2051	29	31
Pool # CC0070, 3.00%, 3/20/2051	5	5
Pool # CC8726, 3.00%, 3/20/2051	5	5
Pool # CC8738, 3.00%, 3/20/2051	5	5
Pool # CC8723, 3.50%, 3/20/2051	30	32
Pool # CC0088, 4.00%, 3/20/2051	5	5

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # CC0092, 4.00%, 3/20/2051	5		5
Pool # CC8727, 3.00%, 4/20/2051	10		11
Pool # CC8739, 3.00%, 4/20/2051	20		21
Pool # CC8740, 3.00%, 4/20/2051	20		21
Pool # CC8751, 3.00%, 4/20/2051	5		5
Pool # CA3563, 3.50%, 7/20/2051	15		16
Pool # CE2586, 3.50%, 7/20/2051	25		27
Pool # MA7534, 2.50%, 8/20/2051	418		433
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (h)	20		21

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,584)			1,572

ASSET-BACKED SECURITIES — 3.3%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	90		91
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	25		25
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	20		20
Series 2016-3, Class AA, 3.00%, 10/15/2028	20		20
Series 2019-1, Class AA, 3.15%, 2/15/2032	13		13
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	10		10
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	5		5
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	10		10
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D, 4.04%, 11/18/2024	10		10
Series 2020-3, Class B, 0.76%, 12/18/2025	10		10
Series 2020-3, Class C, 1.06%, 8/18/2026	5		5
Business Jet Securities LLC Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	90		92
CarMax Auto Owner Trust
Series 2019-3, Class C, 2.60%, 6/16/2025	10		10
Series 2020-4, Class C, 1.30%, 8/17/2026	5		5
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	30		31
Series 2020-P1, Class C, 1.32%, 11/9/2026	10		10
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	30		31
DT Auto Owner Trust
Series 2019-4A, Class D, 2.85%, 7/15/2025 (b)	20		21
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	10		10
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	20		20
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	10		10
Series 2021-1A, Class B, 0.50%, 2/18/2025	20		20
Series 2021-2A, Class C, 0.98%, 6/15/2026	15		15
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (b)	20		20
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	28		28
First Investors Auto Owner Trust
Series 2017-2A, Class C, 3.00%, 8/15/2023 (b)	—	(j)	—	(j)
Series 2018-1A, Class C, 3.69%, 6/17/2024 (b)	3		3
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	10		11
Flagship Credit Auto Trust
Series 2021-2, Class A, 0.37%, 12/15/2026 (b)	28		28
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	10		10
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	10		10
GLS Auto Receivables Issuer Trust Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	10		10
GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	25		25
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A4, 2.46%, 7/17/2023	1		1
Nissan Auto Receivables Owner Trust Series 2019-B, Class A3, 2.50%, 11/15/2023	1		1
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	90		90

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prestige Auto Receivables Trust Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	10	10
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	10	10
Santander Drive Auto Receivables Trust
Series 2019-3, Class D, 2.68%, 10/15/2025	11	11
Series 2020-4, Class C, 1.01%, 1/15/2026	5	5
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3	3
Series 2019-2, Class B, 3.50%, 5/1/2028	6	6
Series 2016-2, Class A, 3.10%, 10/7/2028	4	4
Series 2018-1, Class A, 3.70%, 3/1/2030	9	9
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	15	15
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	54	54
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	24	24
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	10	10
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	10	10
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	25	25

TOTAL ASSET-BACKED SECURITIES (Cost $924)		927

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Bayview Finance LLC 0.00%, 7/12/2033 ‡	20	20
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	6	7
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	3	3
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	8	9
Series 2019-7, Class CA, 3.50%, 11/25/2057	37	39
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	13	15
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	10	11
Series 2019-2, Class M55D, 4.00%, 8/25/2058	13	14
Series 2019-3, Class M55D, 4.00%, 10/25/2058	13	14
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	12	13
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	15	15

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $158)		160

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (h)	13	13
Series 2021-FL4, Class AS, 1.19%, 12/18/2037 (b) (h)	10	10
BPR Trust Series 2021-KEN, Class A, 1.33%, 2/15/2029 (b) (h)	15	15
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (b) (h)	15	15
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	9	10
Series K-1510, Class A2, 3.72%, 1/25/2031	5	6
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	4	4
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (h)	96	13
FREMF Mortgage Trust
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (h)	5	5
Series 2016-K58, Class B, 3.87%, 9/25/2049 (b) (h)	20	23
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 0.88%, 12/15/2037 ‡ (b) (h)	10	10

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $125)		124

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.2%
INVESTMENT COMPANIES — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(k) (Cost $1,165)	1,165	1,165

Total Investments —100.1% (Cost $25,564)		27,768
Liabilities in Excess of Other Assets — (0.1)%		(33)

Net Assets — 100.0%		27,735

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of September 30, 2021.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Amount rounds to less than one thousand.
(k)	The rate shown is the current yield as of September 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	3	12/2021	EUR	140	(5)
FTSE 100 Index	1	12/2021	GBP	95	— (a)
S&P 500 E-Mini Index	1	12/2021	USD	215	(7)
U.S. Treasury 10 Year Note	6	12/2021	USD	790	(6)

					(18)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartSpendingSM 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$927	$—	$927
Collateralized Mortgage Obligations	—	112	48	160
Commercial Mortgage-Backed Securities	—	114	10	124
Corporate Bonds	—	2,288	—	2,288
Exchange-Traded Funds	8,043	—	—	8,043
Investment Companies	11,392	—	—	11,392
Mortgage-Backed Securities	—	1,572	—	1,572
U.S. Treasury Obligations	—	2,097	—	2,097
Short-Term Investments
Investment Companies	1,165	—	—	1,165

Total Investments in Securities	$20,600	$7,110	$58	$27,768

Appreciation in Other Financial Instruments
Futures Contracts	$— (a)	$—	—	$— (a)
Depreciation in Other Financial Instruments
Futures Contracts	(18)	—	—	(18)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(18)	$—	$—	$(18)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income		Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$2,633	$150	$44	$10	$(49)	$2,700	46	$15		$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	528	—	—	—	2	530	6	4		—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	514	26	—	—	(10)	530	67	6		—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	514	29	—	—	(13)	530	68	10		—
JPMorgan Equity Index Fund Class R6 Shares (a)	4,111	196	355	101	(77)	3,976	61	12		—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	349	3	—	—	— (b)	352	39	3		—
JPMorgan High Yield Fund Class R6 Shares (a)	1,001	12	75	6	(9)	935	128	12		—
JPMorgan High Yield Research Enhanced ETF (a)	1,219	—	—	—	(6)	1,213	23	13		—
JPMorgan Income Fund Class R6 Shares (a)	693	7	—	—	(4)	696	73	7		—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	2,096	15	44	2	14	2,083	190	15		—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	2,313	52	70	1	(6)	2,290	233	9		—
JPMorgan U.S. Aggregate Bond ETF (a)	1,924	133	227	1	(8)	1,823	34	6		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a )(c)	1,396	1,110	1,341	—	—	1,165	1,165	—	(b)	—

Total	$19,291	$1,733	$2,156	$121	$(166)	$18,823		$112		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.